Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation	$ 1	$ 414	$ 1
Professional fees	790	1,352	492
Clinical trial expenses	132	184	110
Interest	51
Other expenses	37	36	203
Total	$ 1,011	$ 1,986	$ 806